Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001827075
Document Type	8-K/A
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	CVENT HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39709
Entity Tax Identification Number	98-1560055
Entity Address, Address Line One	1765 Greensboro Station Place
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	226-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	CVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Cvent Holding Corp. (the “Company”) on June 15, 2023 (the “Original Current Report”). It has come to the Company’s attention that the link to that certain Agreement and Plan of Merger, dated as of March 14, 2023 (the “Merger Agreement”), by and among the Company, Capstone Borrower, Inc., a Delaware corporation (“Parent”), and Capstone Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Parent, included in the Original Current Report is inaccurate. The correct web link is set forth below under Exhibit 2.1 attached to this Amendment. Other than the corrected web link, there are no other changes to the Original Form 8-K.